Bernzott U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.1%
	COMMUNICATIONS — 3.9%
270,044	Quotient Technology, Inc. *	$502,282
59,390	Shutterstock, Inc.	3,290,800
		3,793,082
	CONSUMER DISCRETIONARY — 6.2%
147,515	Callaway Golf Co. *	3,264,507
98,005	Gentex Corp.	2,674,556
		5,939,063
	CONSUMER STAPLES — 2.4%
99,285	Hostess Brands, Inc. *	2,301,426
	ENERGY — 7.3%
119,435	Viper Energy Partners LP	3,645,156
131,747	World Fuel Services Corp.	3,399,073
		7,044,229
	FINANCIALS — 18.8%
71,945	Artisan Partners Asset Management, Inc. - Class A	2,428,863
117,730	Cadence Bank	2,999,760
55,965	Encore Capital Group, Inc. *	3,060,166
22,485	Evercore, Inc. - Class A	2,106,620
50,090	HCI Group, Inc.	2,393,801
131,045	James River Group Holdings Ltd.	3,113,629
32,715	Texas Capital Bancshares, Inc. *	1,931,167
		18,034,006
	HEALTH CARE — 3.4%
79,100	Halozyme Therapeutics, Inc. *	3,221,743
	INDUSTRIALS — 30.4%
147,145	Air Transport Services Group, Inc. *	4,433,479
163,905	API Group Corp. *	2,548,723
354,190	BrightView Holdings, Inc. *	3,584,403
103,535	Granite Construction, Inc.	3,103,979
101,050	Hillenbrand, Inc.	4,210,753
315,330	Janus International Group, Inc. *	3,257,359
87,070	SP Plus Corp. *	2,885,500
43,380	Stericycle, Inc. *	2,172,904
73,596	WillScot Mobile Mini Holdings Corp. *	2,954,143
		29,151,243
	MATERIALS — 5.7%
55,469	Compass Minerals International, Inc.	2,245,940

Bernzott U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MATERIALS (Continued)
93,495	MP Materials Corp. *	$3,271,390
		5,517,330
	REAL ESTATE — 9.5%
49,950	Howard Hughes Corp. *	3,178,319
59,600	Spirit Realty Capital, Inc. - REIT	2,434,660
57,555	Terreno Realty Corp. - REIT	3,510,279
		9,123,258
	TECHNOLOGY — 9.5%
183,095	ADTRAN Holdings, Inc.	4,255,128
150,610	Knowles Corp. *	2,281,741
139,770	Open Lending Corp. *	1,357,167
122,355	Upland Software, Inc. *	1,281,057
		9,175,093
	TOTAL COMMON STOCKS
	(Cost $91,639,893)	93,300,473

Principal Amount
	SHORT-TERM INVESTMENTS — 3.6%
$3,422,777	UMB Bank Demand Deposit, 0.01% [1]	3,422,777
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $3,422,777)	3,422,777
	TOTAL INVESTMENTS — 100.7%
	(Cost $95,062,670)	96,723,250
	Liabilities in Excess of Other Assets — (0.7)%	(698,721)
	TOTAL NET ASSETS — 100.0%	$96,024,529

LP – Limited Partnership
REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.